Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended						6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (13,176,497)	$ (3,356,956)	$ (3,504,002)	$ (1,298,122)	$ (1,074,911)	$ (1,519,682)				$ (20,037,455)	$ (3,892,715)	$ (15,127,629)	$ (7,194,038)	$ (7,194,038)
Accretion of debt discount										464,779
Noncash impact of lease accounting										145,647	177,051
Other income – Paycheck Protection Program Loan forgiveness											(1,578,500)
Change in fair value, net of warrant liabilities										5,963,238
Depreciation and amortization										370,306	263,032	365,097		400,432
Stock-based compensation										624,407	325,935	425,580		417,303
Amortization of debt discount												29,166
Loss on extinguishment of debt												9,484,113
Non-cash impact of lease accounting												205,966		238,456
Changes in operating assets and liabilities:
Accounts receivable										156,786	(991,666)	(721,401)		150,102
Inventories										(5,558,996)
Contract assets										409,431	(296,715)	(831,489)		318,719
Other assets										(4,817,187)	(271,597)	(275,759)		2,491
Accounts payable and accrued liabilities										(9,013,681)	738,285	2,287,134		(290,321)
Operating lease liabilities										(241,819)	(269,697)	(330,598)		(350,080)
Contract liabilities											1,482,096	(1,433,370)		1,807,161
Net cash from operating activities										(31,534,544)	(4,314,491)	(5,923,190)		(4,499,775)
Additions to property and equipment												(922,487)		(3,246)
Proceeds from short-term investments														999,728
Capital expenditures										(6,805,648)	(597,325)
Proceeds from restricted certificate of deposit											251,421
Net cash from investing activities										(6,805,648)	(345,904)	(922,487)		996,482
Cash Flows from Financing Activities:
Proceeds from notes payable										2,000,000	10,000,000	24,950,000
Proceeds from note payable, related parties														3,000,000
Proceeds from line of credit														750,000
Proceeds from exercise of stock options												35,200
Payments of note payable										(17,850,333)	(361,236)	(484,836)		(460,091)
Proceeds from Paycheck Protection Program Loan											1,578,500
Proceeds from reverse recapitalization with Cleantech Acquisition Corp, net										14,947,876
Proceeds from issuance of common stock for Pipe Investment										31,000,000
Proceeds from issuance of Debentures, net of discount										35,800,000
Payment of transaction costs on equity funding										(12,582,000)
Payments of line of credit														(750,000)
Net cash from financing activities										53,315,543	11,217,264	24,500,364		2,539,909
Net change in cash and cash equivalents										14,975,351	6,556,869	17,654,687		(963,384)
Cash and Cash Equivalents, beginning of year			20,952,867			3,298,180	$ 20,952,867	$ 3,298,180		20,952,867	3,298,180	3,298,180		4,261,564
Cash and Cash Equivalents, end of year	35,928,218			9,855,049					$ 3,298,180	35,928,218	9,855,049	20,952,867	3,298,180	3,298,180
Supplemental cash flow information
Cash paid for interest										2,108,819	21,661	25,909		49,133
Cash paid for taxes
Capital expenditures included in accounts payable										1,773,082
Loan commitment fee												(300,000)
Conversion of convertible debt and interest expense to common stock										14,548,914
Conversion of Series A preferred stock in connection with reverse recapitalization										3,348
Conversion of Series B preferred stock in connection with reverse recapitalization										7,254
Private and Public Warrant Liabilities assumed in reverse recapitalization										5,278,145
CleanTech Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)		(795,831)	1,951,670				1,155,839		(1,000)			(595,442)
Transaction costs allocated to warrant liabilities												155,037
Net gain on investments held in Trust Account		(235,270)					(252,815)					(5,428)
Gain on change in fair value of warrant liabilities							(2,917,250)
Change in fair value, net of warrant liabilities												(1,077,750)
Change in fair value of over-allotment option liability												225,000
Changes in operating assets and liabilities:
Prepaid expenses							43,708					(73,865)
Accounts payable							171,786					153,601
Accrued expenses							989,479		1,000			28,500
Accrued expenses – related party							60,000					53,333
Franchise tax payable							2,800					97,200
Net cash from operating activities							(746,453)					(1,039,814)
Investment of cash in Trust Account												(174,225,000)
Net cash from investing activities												(174,225,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party							400,333					188,302
Repayment of promissory note – related party												(188,302)
Payment to related party for cancellation of Founder Shares												(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid												169,050,000
Proceeds from sale of private placement warrants												7,175,000
Payment of offering costs												(466,281)
Proceeds from sale of Founder Shares									25,000			16,667
Net cash from financing activities							400,333		25,000			175,758,719
Net change in cash and cash equivalents							(346,120)		25,000			493,905
Cash and Cash Equivalents, beginning of year	$ 172,785		$ 518,905	$ 25,000		$ 25,000	518,905	25,000		$ 518,905	$ 25,000	25,000
Cash and Cash Equivalents, end of year		$ 172,785			$ 25,000		172,785	25,000	$ 25,000			$ 518,905	$ 25,000	$ 25,000
Supplemental cash flow information
Deferred offering costs included in promissory note – related party								182,856
Deferred offering costs included in accrued offering costs								$ 39,067